Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Restrictions on Cash and Cash Equivalents
The components of restricted cash were as follows for the periods ended (in thousands):

	December 31, 2025	December 31, 2024
Collection accounts	$60,043	$43,187
Trust accounts	13,688	18,700
Other restricted cash	33,253	49,602
Total restricted cash	$106,984	$111,489